Critical accounting estimates and judgments (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Sep. 19, 2006	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£)	Jul. 31, 2016 shares warrant	Jul. 29, 2016 shares warrant £ / shares
Disclosure of detailed information about business combination [line items]
Assumed contingent obligation		£ 996	£ 875	£ 802
Discount percent			12.00%
Number of units issued (in shares) | shares		1,555,796,345				31,115,926
Placing price (in pounds per unit) | £ / shares		£ 0.02873				£ 1.4365
Number of ordinary shares (in shares) | shares					1	1
Number warrants (in warrants) | warrant					1	1
Number of shares subscribed from warrant maximum (in shares) | shares		622,318,538
Research and development expense		£ 19,294	£ 23,717	£ 4,522
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Reported change to the value of the liability		£ 121	£ 100
Discount percent	12.00%	12.00%
Warrants
Disclosure of detailed information about business combination [line items]
Number of shares subscribed from warrant maximum (in shares) | shares		12,401,262	12,401,262			12,401,262
Clinical Research Organization
Disclosure of detailed information about business combination [line items]
Research and development expense		£ 14,000
Accruals		3,400
Prepayments		£ 700